Basis of preparation	12 Months Ended
Dec. 31, 2020
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of preparation	Basis of preparationThese consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”). These consolidated financial statements were authorized for issue by the Board of Directors on February 23, 2021.